RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Balances With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	December 31,
	2014	2013
Assets:

Trade receivables	$2	$11
Other accounts receivable and prepaid expenses	$-	$-

Liabilities:

Trade Payables	$155	$159
Other accounts payables and accrued expenses	$11	$46

Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	Year ended December 31,
	2014	2013	2012

Revenues	$19	$403	$451

Expenses:

Cost of sales	$56	$54	$66

Operating expenses:

Research and development	$249	$208	$198
Sales and marketing	$125	$126	$181
General and administrative	$60	$53	$57

Financial expenses (income)	$-	$27	$23